Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Time Deposit Maturities [Abstract]
Schedule Of Time Deposits Included In Interest-Bearing Deposits
Following is a table of maturities for time deposits outstanding on December 31, 2012, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.5 billion on December 31, 2012. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2013	$872,504
2014	285,568
2015	155,079
2016	95,808
2017	61,159
2018 and after	53,310
Total	$1,523,428